Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Line Items]
Income tax rate, percentage	23.00%
Reduced tax rates, percentage	7.50%
Income taxes paid in cash (in Dollars)	$ 4	$ 5	$ 16
Net operating losses carry forward (in Dollars)	$ 111,356
Israel [Member]
Income Taxes [Line Items]
Income tax rate, percentage	23.00%	23.00%	23.00%
United States of America [Member]
Income Taxes [Line Items]
Income tax rate, percentage	21.00%	21.00%	21.00%
Income taxes paid in cash (in Dollars)	$ 2
Japan [Member]
Income Taxes [Line Items]
Income taxes paid in cash (in Dollars)	1
Canada [Member]
Income Taxes [Line Items]
Income taxes paid in cash (in Dollars)	$ 1
Minimum [Member] | United States of America [Member]
Income Taxes [Line Items]
State corporate income tax rates, percentage	6.50%	6.50%	6.50%
Maximum [Member] | United States of America [Member]
Income Taxes [Line Items]
State corporate income tax rates, percentage	11.50%	11.50%	11.50%
ATM KK (Japan) [Member]
Income Taxes [Line Items]
Income tax rate, percentage	23.20%
ATM KK (Japan) [Member] | Tokyo Statutory Rate for Large Companies [Member]
Income Taxes [Line Items]
Income tax rate, percentage	30.62%
ATM KK (Japan) [Member] | Tokyo Statutory Rate for Small Companies [Member]
Income Taxes [Line Items]
Income tax rate, percentage	33.60%